------------------------------
                                                  OMB APPROVAL
                                                  OMB Number: 3235-0578
                                                  Expires: May 31, 2007
                                                  Estimated average burden
                                                  hours per response.......21.09
                                                  ------------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04933
                                  ----------------------------------------------


                      Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         4350 North Fairfax Drive, Suite 580, Arlington, Virginia, 22203
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

   CT Corporation System, 4701 Cox Road, Suite 301, Glen Allen, Virginia 23060
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       (800) 338-3383
                                                     --------------------------

Date of fiscal year end:        6/30/06
                         ---------------------------

Date of reporting period:     Quarter ended 9/30/05
                          --------------------------

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------

CCRF Prime Portfolio
Schedule of Investments
September 30, 2005
(Unaudited)

                                                                                         Face
                                                                                        Amount            Value
-------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (38.4%)
Barclays Bank
            3.77%      11/1/05 ....................................................   $ 5,000,000      $  5,000,000
Canadian Imperial Bank
            3.76%     10/24/05 ....................................................     7,000,000         7,000,000
CS First Boston
            3.65%     10/11/05 ....................................................     7,000,000         7,000,000
DEPFA Bank
            3.65%     10/11/05 ....................................................     7,000,000         7,000,000
Deutsche Bank Finland LLC
            3.78%     10/28/05 ....................................................     7,000,000         7,000,000
Dexia Bank (NY)
            3.76%      11/1/05 ....................................................     7,000,000         7,000,060
Societe Generale (NY)
            3.78%      11/1/05 ....................................................     7,000,000         7,000,000
UBS AG Stamford
            3.77%      11/1/05 ....................................................     7,000,000         7,000,030
Wells Fargo Bank
            3.64%      10/3/05 ....................................................     7,000,000         7,000,000
                                                                                                       ------------
Total Certificates of Deposit .........................................................................  61,000,090
                                                                                                       ------------

ASSET-BACKED COMMERCIAL PAPER (4.4%)
Yorktown Capital LLC
            3.76%     10/20/05 ....................................................     7,000,000         6,986,146
                                                                                                       ------------
Total Asset-Backed Commercial Paper ...................................................................   6,986,146
                                                                                                       ------------

COMMERCIAL PAPER (31.4%)
CBA (DE) Finance
            3.77%      12/6/05 ....................................................     7,000,000         6,952,132
Grampian Funding LLC
            3.76%     10/13/05 ....................................................     7,000,000         6,991,250
Greyhawk Funding
            3.67%      10/5/05 ....................................................     7,000,000         6,997,153
JPMorgan Chase
            3.75%     10/20/05 ....................................................     7,000,000         6,986,183
Morgan Stanley Dean Witter
           *3.91%     10/25/05 ....................................................    15,000,000        15,000,000
Ranger Funding Co.
            3.65%      10/7/05 ....................................................     7,000,000         6,995,753
                                                                                                       ------------
Total Commercial Paper ................................................................................  49,922,471
                                                                                                       ------------

U.S. GOVERNMENT & AGENCY OBLIGATIONS (13.4%)
Fannie Mae Discount Notes
            2.46%     10/14/05 ....................................................     3,250,000         3,247,183
Fannie Mae Notes (Callable)
            4.02%      7/12/06 ....................................................     3,000,000         2,982,578
Freddie Mac Discount Notes
            2.37%     10/18/05 ....................................................     5,000,000         4,994,545
            3.63%     11/22/05 ....................................................    10,000,000         9,948,000
                                                                                                       ------------
Total U.S. Government & Agency Obligations ............................................................  21,172,306
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                         Face
                                                                                        Amount            Value
--------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (12.4%)
Morgan Stanley
            3.75%     10/3/05 .....................................................   $19,700,000      $ 19,700,000
         (Dated 9/30/05, repurchase price $19,706,156, collateralized by
         Federal Farm Credit Bank Discount Notes, 0%, maturing 12/14/05, market value $20,295,203)
                                                                                                       ------------
Total Repurchase Agreements ...........................................................................  19,700,000
                                                                                                       ------------
TOTAL INVESTMENTS (100.0%) ............................................................................ 158,781,013
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES (0.0%) ....................................................     107,580
                                                                                                       ------------
NET ASSETS (100.0%)
         Applicable to 158,888,593 outstanding shares of beneficial interest
         (2,000,000,000 shares authorized - no par value) .............................................$158,888,593
                                                                                                       ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ........................................$       1.00
===================================================================================================================

* Floating Rate Note, rate subject to change. Rate shown is that which was in effect at September 30, 2005.

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------

CCRF Federal Portfolio
Schedule of Investments
September 30, 2005
(Unaudited)

                                                                                         Face
                                                                                        Amount            Value
-------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS (84.6%)
Fannie Mae Discount Notes
            3.68%     10/19/05 ....................................................   $ 9,518,000      $  9,500,534
            3.63%     11/22/05 ....................................................    10,000,000         9,948,000
            3.63%     11/30/05 ....................................................     5,000,000         4,970,000
Fannie Mae Notes
            4.00%     10/15/05 ....................................................    25,000,000        24,988,587
Federal Home Loan Bank Discount Notes
            3.66%     10/14/05 ....................................................    40,000,000        39,947,278
Freddie Mac Discount Notes
            2.32%    10/18/05 .....................................................     1,500,000         1,498,395
            2.45%    10/18/05 .....................................................     3,000,000         2,996,606
                                                                                                       ------------
Total U.S. Government & Agency Obligations ............................................................  93,849,400
                                                                                                       ------------

REPURCHASE AGREEMENTS (15.1%)
Morgan Stanley
            3.75%     10/3/05 .....................................................    16,800,000        16,800,000
         (Dated 9/30/05, repurchase price $16,805,250, collateralized by
         Fannie Mae Certificates, 2.25%, maturing 2/28/06,
         market value $17,170,968)
                                                                                                       ------------
Total Repurchase Agreements ...........................................................................  16,800,000
                                                                                                       ------------
TOTAL INVESTMENTS (99.7%) ............................................................................. 110,649,400
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES (0.3%) ....................................................     319,187
                                                                                                       ------------
NET ASSETS (100.0%)
         Applicable to 110,968,587 outstanding shares of beneficial interest
         (2,000,000,000 shares authorized - no par value) .............................................$110,968,587
                                                                                                       ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ........................................$       1.00
===================================================================================================================

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------

SNAP Fund
Schedule of Investments
September 30, 2005
(Unaudited)

                                                                                        Face
                                                                                        Amount            Value
-------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (36.1%)
Barclays Bank
            3.77%      11/1/05 ................................................... $   80,000,000    $   80,000,000
Canadian Imperial Bank
            3.76%     10/24/05 ...................................................     80,000,000        80,000,000
CS First Boston
            3.65%     10/11/05 ...................................................     75,000,000        75,000,000
DEPFA Bank
            3.65%     10/11/05 ...................................................     75,000,000        75,000,000
Deutsche Bank Finland LLC
            3.78%     10/28/05 ...................................................     80,000,000        80,000,000
Dexia Bank (NY)
            3.76%      11/1/05 ...................................................     80,000,000        80,000,686
Societe Generale (NY)
            3.78%      11/1/05 ...................................................     80,000,000        80,000,000
UBS AG Stamford
            3.77%      11/1/05 ...................................................     80,000,000        80,000,343
Wells Fargo Bank
            3.64%      10/3/05 ...................................................     75,000,000        75,000,000
                                                                                                     --------------
Total Certificates of Deposit .......................................................................   705,001,029
                                                                                                     --------------

ASSET-BACKED COMMERCIAL PAPER (7.0%)
Sheffield Receivable Corporation
            3.68%     10/11/05 ...................................................     50,000,000        49,949,028
Yorktown Capital LLC
            3.76%     10/17/05 ...................................................     25,000,000        24,958,333
            3.76%     10/20/05                                                         43,000,000        42,914,896
            3.79%     10/28/05 ...................................................     20,000,000        19,943,300
                                                                                                     --------------
Total Asset-Backed Commercial Paper .................................................................   137,765,557
                                                                                                     --------------

COMMERCIAL PAPER (27.0%)
Atlantis One Funding Corp.
            3.78%     10/31/05 ...................................................     20,071,000        20,007,944
CBA (DE) Finance
            3.77%      12/6/05 ...................................................     50,000,000        49,658,083
Citigroup Global Markets
            3.82%      10/5/05 ...................................................     50,000,000        49,978,778
Grampian Funding LLC
            3.65%      10/6/05 ...................................................     75,000,000        74,962,083
Greyhawk Funding
            3.76%     10/18/05 ...................................................     38,000,000        37,932,708
            3.74%     10/21/05 ...................................................     10,000,000         9,979,278
            3.76%     10/24/05 ...................................................     12,400,000        12,370,292
JPMorgan Chase Bank
            3.75%     10/20/05 ...................................................     70,000,000        69,861,828
Kitty Hawk Funding Corp.
            3.65%      10/5/05 ...................................................     30,680,000        30,667,592
Morgan Stanley Dean Witter
           *3.91%     10/25/05 ...................................................     95,000,000        95,000,000
Ranger Funding Co.
            3.76%     10/17/05 ...................................................     12,645,000        12,623,925
            3.76%     10/18/05 ...................................................     25,000,000        24,955,729
            3.77%     10/20/05 ...................................................     40,000,000        39,920,622
                                                                                                     --------------
Total Commercial Paper ..............................................................................   527,918,862
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                                                         Face
                                                                                        Amount            Value
-------------------------------------------------------------------------------------------------------------------
CORPORATE NOTES (0.9%)
General Electric Capital Corporation
            3.23%     1/30/06 ....................................................   $ 16,889,000    $   16,868,127
                                                                                                     --------------
Total Corporate Notes .. ............................................................................    16,868,127
                                                                                                     --------------

U.S. GOVERNMENT & AGENCY OBLIGATIONS (19.2%)
Fannie Mae Discount Notes
            2.46%     10/14/05 ...................................................     15,000,000        14,987,000
            3.63%     11/30/05 ...................................................     85,000,000        84,490,000
Fannie Mae Mortgage-Backed Security Discount Notes
            3.43%      10/3/05 ...................................................     50,000,000        49,990,555
            3.43%      10/3/05 ...................................................     40,000,000        39,992,445
            3.41%      10/3/05 ...................................................     10,000,000         9,998,122
            3.47%     10/11/05 ...................................................     34,915,500        34,882,136
Fannie Mae Notes
           *3.51%     10/21/05 ...................................................     50,000,000        49,998,235
           *3.84%       5/9/06 ...................................................     15,000,000        14,997,288
            3.25%      7/12/06 ...................................................     12,370,000        12,298,164
           *3.82%      7/17/06 ...................................................     50,000,000        49,994,094
Fannie Mae Notes (Callable)
            4.16%      7/28/06 ...................................................      5,000,000         4,919,746
Freddie Mac Discount Notes
            2.37%     10/18/05 ...................................................     10,000,000         9,989,094
                                                                                                     --------------
Total U.S. Government & Agency Obligations ..........................................................   376,536,879
                                                                                                     --------------

REPURCHASE AGREEMENTS (9.7%)
Morgan Stanley
            3.75%     10/3/05                                                         189,900,000       189,900,000
            (Dated 9/30/05, repurchase price $189,959,344, collateralized by
            Federal Home Loan Bank Discount Notes, 0%, maturing 10/3/05 to
            11/18/05, market value $42,218,315; Fannie Mae Certificates, 2.25%
            to 3.01%, maturing 2/28/06 to 6/2/06, market value $12,429,602; and
            Federal Farm Credit Bank certificates, 0% to 2.65%, maturing
            12/14/05 to 7/6/06, market value $140,067,194)
                                                                                                     --------------
Total Repurchase Agreements .........................................................................   189,900,000
                                                                                                     --------------
TOTAL INVESTMENTS (99.9%) ........................................................................... 1,953,990,454
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES (0.1%) ..................................................     1,655,872
                                                                                                     --------------
NET ASSETS (100.0%)
         Applicable to 1,955,646,326 outstanding shares of beneficial interest
         (3,000,000,000 shares authorized - no par value) ...........................................$1,955,646,326
                                                                                                     --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ......................................$         1.00
===================================================================================================================

* Floating Rate Note, rate subject to change. Rate shown is that which was in effect at September 30, 2005.

Item 2. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON HIS EVALUATION OF THESE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) DURING THE LAST FISCAL QUARTER, THERE WAS NO CHANGE IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE 1940 ACT) THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 3. Exhibits.

(a) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT PURSUANT TO RULE 30a-2(a) OF THE 1940 ACT IS ATTACHED HERETO AS EXHIBIT 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Commonwealth Cash Reserve Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*           /s/ Jeffrey A. Laine
                         -------------------------------------------------------
                                        Jeffrey A. Laine, President
Date    11/29/2005
    --------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Jeffrey A. Laine
                          ------------------------------------------------------
                                        Jeffrey A. Laine, President

Date    11/29/2005
    --------------------


By (Signature and Title)*           /s/ Jeffrey A. Laine
                          ------------------------------------------------------
                                        Jeffrey A. Laine, Treasurer

Date    11/29/2005
    --------------------


* Print the name and title of each signing officer under his or her signature.